Shareholders' Equity	12 Months Ended
Nov. 30, 2013
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Shareholders' Equity
Shareholders’ Equity
Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2013 and 2012, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued. In September 2007, our Boards of Directors authorized, subject to certain restrictions, the repurchase of up to an aggregate of $1 billion of Carnival Corporation common stock and/or Carnival plc ordinary shares (the “Repurchase Program”). In January 2013, the Boards of Directors increased the remaining $165 million under the Repurchase Program back to $1 billion. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.
During 2013, 2012 and 2011, we repurchased 2.8 million, 2.6 million and 13.5 million shares of Carnival Corporation common stock for $103 million, $90 million and $413 million, respectively, under the Repurchase Program. During 2013 and 2012, there were no repurchases of Carnival plc ordinary shares under the Repurchase Program. During 2011, Carnival Investments Limited, a subsidiary of Carnival Corporation, repurchased 1.3 million ordinary shares of Carnival plc for $41 million under the Repurchase Program. Since March 2013, the remaining availability under the Repurchase Program has been $975 million.
In addition to the Repurchase Program, the Boards of Directors authorized, in October 2008, the repurchase of up to 19.2 million Carnival plc ordinary shares and, in January 2013, the repurchase of up to 32.8 million shares of Carnival Corporation common stock under the Stock Swap programs described below. Depending on market conditions and other factors, we may repurchase shares of Carnival Corporation common stock and/or Carnival plc ordinary shares under the Repurchase Program and the Stock Swap programs concurrently. We use the Stock Swap programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. Any realized economic benefit under the Stock Swap programs is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. Carnival plc ordinary share repurchases under both the Repurchase Program and the Stock Swap programs require annual shareholder approval. At January 22, 2014, the remaining availability under the Stock Swap programs was 18.1 million Carnival plc ordinary shares and 32.0 million shares of Carnival Corporation common stock.
During 2013, Carnival Investments Limited sold 0.9 million of Carnival plc ordinary shares for net proceeds of $35 million. Substantially all of the net proceeds from these sales were used to repurchase 0.9 million shares of Carnival Corporation common stock. Pursuant to our Stock Swap programs, Carnival Corporation sold these Carnival plc ordinary shares owned by Carnival Investments Limited only to the extent it was able to repurchase shares of Carnival Corporation common stock in the U.S. market on at least an equivalent basis. During 2013, no Carnival Corporation common stock was sold or Carnival plc ordinary shares were repurchased under the Stock Swap programs. During 2012 and 2011, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the Stock Swap programs.
At November 30, 2013, there were 20 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 20 million ordinary shares for future issuance under its employee benefit plans.
On November 15, 2012, our Boards of Directors declared a special dividend to holders of Carnival Corporation common stock and Carnival plc ordinary shares of $0.50 per share, or $0.4 billion, which was paid in December 2012. The special dividend was in addition to our $0.25 per share regular 2012 quarterly dividend.
Accumulated other comprehensive income (loss) was as follows (in millions):

	November 30,
	2013	2012
Cumulative foreign currency translation adjustments, net	$234	$(98)
Unrecognized pension expenses	(97)	(125)
Unrealized losses on marketable securities	(7)	(13)
Net gains on cash flow derivative hedges	31	29
	$161	$(207)